Non-controlling interests - Additional Information (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Dividends declared and paid	$ 537	$ 8,437	$ 7,573
Nueva Tel
Noncontrolling Interest [Line Items]
Dividends declared and paid		$ 7,700	$ 6,800	$ 0